Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Combined financial information regarding entities accounted for as discontinued operations
Revenues	$ 485,450	$ 539,817	$ 588,577
Pre-tax (loss) income	803	(17,831)	5,834
Gain (loss) on disposal	$ 3,313	$ (3,955)	$ (9,199)